Common Stock Warrants - Schedule of HCW Warrants (Details)	Dec. 31, 2025
Expected volatility [Member] | HCW Warrants [Member]
Schedule of HCW Warrants [Line Items]
Warrant measurement input	84.1
Expected volatility [Member] | ELOC Warrants [Member]
Schedule of HCW Warrants [Line Items]
Warrant measurement input	85.1
Risk-free interest rate [Member] | HCW Warrants [Member]
Schedule of HCW Warrants [Line Items]
Warrant measurement input	4
Risk-free interest rate [Member] | ELOC Warrants [Member]
Schedule of HCW Warrants [Line Items]
Warrant measurement input	4
Expected term [Member] | HCW Warrants [Member]
Schedule of HCW Warrants [Line Items]
Warrant measurement input	7
Expected term [Member] | ELOC Warrants [Member]
Schedule of HCW Warrants [Line Items]
Warrant measurement input	5
Expected dividend yield [Member] | HCW Warrants [Member]
Schedule of HCW Warrants [Line Items]
Warrant measurement input
Expected dividend yield [Member] | ELOC Warrants [Member]
Schedule of HCW Warrants [Line Items]
Warrant measurement input